Lease Liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease Liabilities

6. Lease liabilities

Obsidian Energy recognizes a right-of-use asset and a lease liability at the commencement date of the lease. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date. The right-of-use asset is depreciated generally over the term of the lease. The lease liability is initially measured at the present value of the lease payments discounted at the Company's incremental borrowing rate.

Total lease liabilities included in the Consolidated Balance Sheets are as follows:

	Year ended December 31
	2023	2022
Balance, beginning of year	$6.0	$8.7
Additions	5.3	1.0
Accretion charges	0.4	0.6
Lease payments	(3.7)	(4.3)
Balance, end of year	$8.0	$6.0

Current portion	$1.9	$3.2
Non-current portion	$6.1	$2.8

The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after December 31, 2023. The office lease reflects a new office lease at the same premises that will become effective in 2025.

	2024	2025	2026	2027	2028	Thereafter	Total
Vehicle	$1.8	$1.3	$0.4	$-	$-	$-	$3.5
Office	-	0.6	1.1	1.2	0.6	-	3.5
Surface	0.1	0.1	0.1	0.1	0.1	4.8	5.3
Total	$1.9	$2.0	$1.6	$1.3	$0.7	$4.8	$12.3